PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property And Equipment Tables
Schedule of Fixed assets

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	September 30, 2012	December 31, 2011
Computer Equipment	3-5	$119,339	$72,124
Furniture and fixtures	3-5	15,144	8,453
Leasehold Improvements	3-5	23,618	—
		158,101	80,577

Less: accumulated depreciation		(45,677)	(16,580)
Fixed assets, net		$112,424	$63,997